Form N-1A Cover	May 19, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	State Street Institutional Investment Trust
Entity Central Index Key	0001107414
Entity Investment Company Type	N-1A
Document Period End Date	May 19, 2026
Prospectus Date	Mar. 13, 2026